Acquisitions and Investments (Details) In Thousands	9 Months Ended
	Sep. 30, 2011 International Dialysis Centers [Member] USD ($)	Sep. 30, 2011 International Dialysis Centers [Member] EUR (€)	Sep. 30, 2011 American Access Care Holdings LLC [Member]	Sep. 30, 2011 Liberty Dialysis Holdings Inc [Member] USD ($)
Business Acquisition [Line Items]
Date of acquisition agreement	2011-01-04	2011-01-04	2011-10-01
Name of acquired entity	International Dialysis Centers ("IDC")	International Dialysis Centers ("IDC")	American Access Care Holdings, LLC ("AAC")	Liberty Dialysis Holdings, Inc.
Purchase price	$ 719,598	€ 529,214
Description of acquired entity	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.	AAC operates 28 freestanding out-patient interventional radiology centers in 12 states in the U.S., primarily dedicated to the vascular access needs of dialysis patients.	Upon completion, the acquired operations would add approximately 260 outpatient dialysis clinics to the Company's network in the U.S. and approximately $1,000,000 in annual revenue.
Purchase price allocation status	A preliminary review of the purchase price allocation took place. Based on those activities, the Company adjusted the identified goodwill to approximately €403,290 at September 30, 2011 ($544,562 as of September 30, 2011); in addition, intangible assets of €64,700 ($87,364 as of September 30, 2011) have been identified. The Company expects to complete the purchase price allocation by the end of 2011.	A preliminary review of the purchase price allocation took place. Based on those activities, the Company adjusted the identified goodwill to approximately €403,290 at September 30, 2011 ($544,562 as of September 30, 2011); in addition, intangible assets of €64,700 ($87,364 as of September 30, 2011) have been identified. The Company expects to complete the purchase price allocation by the end of 2011.
Goodwill	544,562	403,290
Intangible assets	87,364	64,700
Long-term notes receivable				$ 294,000